T. ROWE PRICE Spectrum Diversified Equity Fund
March 31, 2026 Unaudited

Portfolio of Investments
(1)
(1)
$ Value
12/31/25
$ Purchase
Cost
$ Sales
Cost Shares
$ Value
3/31/26
(Cost and value in $000s)
EQUITY FUNDS 100.1%
T. Rowe Price Funds:
Value Fund  600,024 — 49,780 11,489,489 574,245
U.S. Large-Cap Core Fund  541,348 — 65,234 10,794,405 454,768
All-Cap Opportunities Fund  533,021 — 38,078 6,262,129 448,368
Blue Chip Growth Fund (2) 506,179 — 9,738 2,302,827 441,521
Equity Income Fund  466,698 1,709 30,169 11,227,058 436,845
Growth Stock Fund  481,131 — 8,726 4,289,720 420,049
Small-Cap Value Fund  152,621 44,997 2,027 3,766,155 201,226
New Horizons Fund (2) 162,795 38,666 — 3,729,850 198,241
Mid-Cap Value Fund  153,328 — 7,219 4,539,470 151,754
Mid-Cap Growth Fund  158,715 — 4,855 1,567,692 148,131
Equity Income ETF  143,189 — — 3,170,001 142,703
Growth Stock ETF (2) 109,050 40,587 — 3,295,001 133,441
Blue Chip Growth ETF (2) 87,754 39,308 — 2,585,001 114,205
Dividend Growth Fund  141,703 450 27,239 1,268,780 102,873
Dividend Growth ETF  68,579 — — 1,525,001 68,061
Total Equity Funds (Cost $2,343,398) 4,036,431
SHORT-TERM INVESTMENTS 0.0%
Money Market Funds  0.0%
T. Rowe Price U.S. Treasury
Money Fund, 3.74% (3) 1,156 83,011 82,395 1,771,568 1,772
Total Short-Term Investments (Cost $1,772) 1,772
Total Investments in Securities 100.1%
(Cost $2,345,170) $ 4,038,203
Other Assets Less Liabilities (0.1)% (2,097)
Net Assets 100.0% $ 4,036,106

T. ROWE PRICE Spectrum Diversified Equity Fund

(1) Each underlying Price Fund is an affiliated company; the fund is invested in the Z Class of each underlying Price Fund, except for the Transition Fund and ETFs, if held, which are single class funds. Additional information about each underlying Price Fund is available by calling 1-877-495-1138 and at
www.troweprice.com.
(2) Non-income producing
(3) Seven-day yield
ETF Exchange-Traded Fund

T. ROWE PRICE Spectrum Diversified Equity Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2026. Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Funds:
All-Cap Opportunities Fund  $ (597) $ (46,575) $ —
Blue Chip Growth ETF  — (12,857) —
Blue Chip Growth Fund  (738) (54,920) —
Dividend Growth ETF  — (518) 214
Dividend Growth Fund  12,235 (12,041) 450
Equity Income ETF  — (486) 439
Equity Income Fund  5,561 (1,393) 1,709
Growth Stock ETF  — (16,196) —
Growth Stock Fund  (726) (52,356) —
Mid-Cap Growth Fund  (252) (5,729) —
Mid-Cap Value Fund  302 5,645 —
New Horizons Fund  — (3,220) —
Small-Cap Value Fund  (109) 5,635 —
U.S. Large-Cap Core Fund  10,212 (21,346) —
Value Fund  4,314 24,001 —
U.S. Treasury Money Fund, 3.74% — — 6
Totals $ 30,202# $ (192,356) $ 2,818+
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
+ Investment income comprised $2,818 of income distributions from underlying Price Funds.

T. ROWE PRICE Spectrum Diversified Equity Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Spectrum Fund, Inc. (the corporation) is registered under the
Investment Company Act of 1940 (the 1940 Act). The Spectrum Diversified
Equity Fund (the fund) is an open-end management investment company established by the corporation and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification
Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United
States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value The fund’s financial instruments are valued at the close of the
New York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the NYSE is open for business. The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board)
has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee
(Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations:
assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Spectrum Diversified Equity Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Investments in the underlying Price Funds are valued at their closing net asset value per share on the day of valuation.
Valuation Inputs On March 31, 2026 , all of the fund’s financial instruments were classified as Level 1, based on the inputs used to determine their fair values.
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.
F89-054Q1 03/26